Employee deferred compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2021	2020	2019
Deferred compensation expense (CHF million)
Share awards	482	573	589
Performance share awards	290	448	438
Contingent Capital Awards	202	255	308
Cash awards	350	398	420
Retention awards	123	43	22
Total deferred compensation expense	1,447	1,717	1,777

Total shares delivered (million)
Total shares delivered	58.5	50.7	41.8
Contingent Capital share awards are included in the category Share awards, and Capital Opportunity Facility awards are included in the category Cash awards. Prior periods have been reclassified to conform to the current presentation.

Additional information
Estimated unrecognized deferred compensation
end of	2021
Estimated unrecognized compensation expense (CHF million)
Share awards	349
Performance share awards	146
Contingent Capital Awards	134
Cash awards	223
Retention awards	284
Total	1,136

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.4
Does not include the estimated unrecognized compensation expense relating to grants made in 2022 for 2021.

Contingent Capital Awards (CCA)
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Contingent Capital Awards granted for previous years
For compensation year	2021	2020	2019
CCA awarded (CHF million)	75	253	268

Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2021		2020		2019
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	126.3	11.86	110.5	13.46	83.2	16.15
Granted	86.4	11.17	69.1	10.61	69.3	11.68
Settled	(53.3)	12.44	(47.9)	13.76	(36.9)	16.15
Forfeited	(15.6)	11.52	(5.4)	11.72	(5.1)	13.83
Balance at end of period	143.8	11.27	126.3	11.86	110.5	13.46
of which vested	13.1	–	13.5	–	11.9	–
of which unvested	130.7	–	112.8	–	98.6	–

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Share awards granted for previous years
For compensation year	2021	2020	2019
Shares awarded (million)	27.7	44.6	57.9
Value of shares awarded (CHF million)	216	592	626
Fair value of each share awarded (CHF) [1]	8.61	12.59	10.81
1 Based on the Group’s share price on the grant date.

Stock compensation plan | Phantom and Blocked Shares [Member]
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Blocked share awards granted for previous years
For compensation year	2021	2020	2019
Blocked shares awarded (million)	5.0	2.6	3.2
Value of shares awarded (CHF million)	41	35	37

Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2021		2020		2019
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	91.7	11.66	72.4	13.38	51.7	16.33
Granted	28.5	12.70	50.9	10.63	45.4	11.60
Settled	(34.5)	12.50	(29.0)	14.13	(22.8)	16.51
Forfeited	(8.5)	11.78	(2.6)	11.62	(1.9)	13.67
Balance at end of period	77.2	11.66	91.7	11.66	72.4	13.38
of which vested	11.2	–	10.4	–	6.7	–
of which unvested	66.0	–	81.3	–	65.7	–

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Performance share awards granted for previous years
For compensation year	2021	2020	2019
Performance shares awarded (million)	19.4	37.8	50.7
Value of performance shares awarded (CHF million)	161	493	553
Fair value of each performance share awarded (CHF) [1]	8.61	12.59	10.81
1 Based on the Group’s share price on the grant date.

Bank
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2021	2020	2019
Deferred compensation expense (CHF million)
Share awards	466	555	573
Performance share awards	281	427	423
Contingent Capital Awards	194	245	298
Cash awards	370	378	378
Retention awards	123	43	22
Total deferred compensation expense	1,434	1,648	1,694

Total shares delivered (million)
Total shares delivered	55.7	48.3	40.1
Contingent Capital share awards are included in the category Share awards, and Capital Opportunity Facility awards are included in the category Cash awards. Prior periods have been reclassified to conform to the current presentation.

Additional information
Estimated unrecognized deferred compensation
end of	2021
Estimated unrecognized compensation expense (CHF million)
Share awards	338
Performance share awards	139
Contingent Capital Awards	129
Cash awards	221
Retention awards	284
Total	1,111

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.4
Does not include the estimated unrecognized compensation expense relating to grants made in 2022 for 2021.

Bank | Contingent Capital Awards (CCA)
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Contingent Capital Awards granted for previous years
For compensation year	2021	2020	2019

CCA awarded (CHF million)	71	245	257

Bank | Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2021		2020		2019
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	115.2	11.82	101.9	13.45	77.1	16.23
Granted	85.7	11.19	64.0	10.65	65.0	11.69
Settled	(50.1)	12.44	(45.1)	13.83	(35.2)	16.20
Forfeited	(15.5)	11.52	(5.6)	11.74	(5.0)	13.93
Balance at end of period	135.3	11.22	115.2	11.82	101.9	13.45
of which vested	11.8	–	12.0	–	10.9	–
of which unvested	123.5	–	103.2	–	91.0	–

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Share awards granted for previous years
For compensation year	2021	2020	2019
Shares awarded (million)	26.9	43.5	55.9
Value of shares awarded (CHF million)	210	576	604

Bank | Stock compensation plan | Phantom and Blocked Shares [Member]
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Blocked share awards granted for previous years
For compensation year	2021	2020	2019
Blocked shares awarded (million)	4.6	2.3	2.8
Value of shares awarded (CHF million)	38	31	32

Bank | Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2021		2020		2019
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	88.0	11.67	69.7	13.37	50.0	16.33
Granted	27.4	12.71	48.8	10.63	43.9	11.60
Settled	(33.2)	12.50	(28.0)	14.12	(22.3)	16.51
Forfeited	(8.4)	11.78	(2.5)	11.64	(1.9)	13.58
Balance at end of period	73.8	11.67	88.0	11.67	69.7	13.37
of which vested	10.4	–	9.6	–	6.4	–
of which unvested	63.4	–	78.4	–	63.3	–

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Performance share awards granted for previous years
For compensation year	2021	2020	2019
Performance shares awarded (million)	18.5	36.6	48.7
Value of performance shares awarded (CHF million)	154	478	531